Equity Instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Equity Instruments [Abstract]
Equity Instruments

Note 8 – Equity Instruments

Options

On June 1, 2015, Aytu’s stockholders approved the Aytu BioScience 2015 Stock Option and Incentive Plan (the “2015 Plan”), which, as amended in July 2017, provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 3.0 million shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan. As of December 31, 2017, we have 2,271,205 shares that are available for grant under the 2015 Plan.

Pursuant to the 2015 Stock Plan, 3.0 million shares of the Company’s common stock, are reserved for issuance. The fair value of options granted has been calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, the risk-free interest rate, volatility, expected dividend yield and the expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term of granted options based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2017	38,263	$16.31	8.40
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	(1,468)	$16.40
Outstanding December 31, 2017	36,795	$16.30	7.58
Exercisable at December 31, 2017	27,031	$16.27	7.33

Stock-based compensation expense related to the fair value of stock options and restricted stock was included in the statements of operations as selling, general and administrative expenses as set forth in the table below. Aytu determined the fair value of stock compensation as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the stock option and restricted stock issuances for the three and six months ended December 31, 2017 and 2016:

	Three Months Ended December 31,		Six Months Ended December 31,
Selling, general and administrative:	2017	2016	2017	2016

Stock options	$81,000	$381,000	$276,000	$1,425,000

Restricted Stock	32,000	82,000	104,000	157,000
Total share-based compensation expense	$113,000	$463,000	$380,000	$1,582,000

As of December 31, 2017, there was $390,000 of total unrecognized share-based compensation expense related to non-vested stock options. The Company expects to recognize this expense over a weighted-average period of 1.37 years.

Warrants

A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2017	286,049	$50.29	4.23

Warrants issued in connection with the August 2017 private offering	5,920,002	$3.60
Warrants issued to underwriters in connection with the August 2017 private offering	394,669	$3.60
Outstanding December 31, 2017	6,600,720	$5.62	4.61

In connection with our August 2017 private offering, we issued warrants to purchase an aggregate of 6,314,671 shares of common stock at an exercise price of $3.60 and a term of five years to investors and underwriters. These warrants are accounted for using derivative liability treatment (see Note 5).

All warrants issued in fiscal 2018 were valued using the lattice option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made, including the selling price or fair market value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and contractual life. Changes to the assumptions could cause significant adjustments to valuation. The Company estimated a volatility factor utilizing a weighted average of comparable published betas of peer companies. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity.

Significant assumptions in valuing the warrants issued during the December 31, 2017 quarter are included in Note 5.

Note 10 – Equity Instruments

Stock Option Repricing

In March 2017, our Board of Directors approved a common stock option repricing program whereby all previously granted and unexercised options were repriced on a one-for-one basis to $16.40 per share which represented the closing price of our common stock as of the date of the repricing. There was no other modification to the vesting schedule of the previously issued options. As a result, 36,864 unexercised options originally granted to purchase common stock at prices ranging from $64.60 to $1,111.20 per share were repriced under this program.

We treated the repricing as a modification of the original awards and calculated additional compensation costs for the difference between the fair value of the modified award and the fair value of the original award on the modification date. The repricing resulted in an incremental stock-based compensation expense of $34,000. The full expense was recognized during fiscal 2017.

In July 2016, our Board of Directors approved a common stock option repricing program whereby previously granted and unexercised options held by our then current employees, consultants and directors with exercise prices above $120.00 per share were repriced on a one-for-one basis to $64.60 per share which represented the per share fair value of our common stock as of the date of the repricing. There was no other modification to the vesting schedule of the previously issued options. As a result, 15,803 unexercised options originally granted to purchase common stock at prices ranging from $134.40 to $362.40 per share were repriced under this program.

We treated the repricing as a modification of the original awards and calculated additional compensation costs for the difference between the fair value of the modified award and the fair value of the original award on the modification date. The repricing resulted in an incremental stock-based compensation expense of $318,000. Expense related to vested shares was expensed on the repricing date and expense related to unvested shares is being amortized over the remaining vesting period of such stock options.

Options

On June 1, 2015, Aytu’s stockholders approved the 2015 Stock Option and Incentive Plan (the “2015 Plan”), which, as amended in November 2016, provides for the award of stock options, stock appreciation rights, restricted stock and other equity awards for up to an aggregate of 100,000 shares of common stock. The shares of common stock underlying any awards that are forfeited, canceled, reacquired by Aytu prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) under the 2015 Plan will be added back to the shares of common stock available for issuance under the 2015 Plan.

Pursuant to the 2015 Stock Plan, 100,000 shares of its common stock, are reserved for issuance. The fair value of options granted was calculated using the Black-Scholes option pricing model. In order to calculate the fair value of the options, certain assumptions are made regarding components of the model, including the estimated fair value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield and expected option life. Changes to the assumptions could cause significant adjustments to valuation. Aytu estimates the expected term based on the average of the vesting term and the contractual term of the options. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. The assumptions used for the year ended June 30, 2017 are as follows:

	Year Ended June 30,
	2017	2016

Expected volatility	178% - 185%	75%
Risk free interest rate	0.97% - 1.88%	1.16% - 1.90%
Expected term (years)	5.0 -6.5	3.75 - 6.25
Dividend yield	0%	0%

Stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	-	$-	-
Granted	16,340	$360.20
Exercised	-	$-
Forfeited/Cancelled	(209)	$362.40
Outstanding June 30, 2016	16,131	$360.20	9.33
Granted	23,608	$18.20
Exercised	-	$-
Forfeited	(1,408)	$83.20
Cancelled	(68)	$64.60
Outstanding June 30, 2017	38,263	$16.31	8.40
Exercisable at June 30, 2017	19,341	$16.40	7.95
Available for grant at June 30, 2017	61,737

The following table details the options outstanding at June 30, 2017 by range of exercise prices:

Range of Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable	Weighted Average Exercise Price
$14.00	1,500	$14.00	9.85	-	$14.00
$16.40	36,763	$16.40	8.34	19,341	$16.40
	38,263	$16.31	8.40	19,341	$16.40

Stock-based compensation expense related to the fair value of stock options was included in the statements of operations as research and development expenses and sales, general and administrative expenses as set forth in the table below. Aytu determined the fair value as of the date of grant using the Black-Scholes option pricing model and expenses the fair value ratably over the vesting period. The following table summarizes stock-based compensation expense for the years ended June 30, 2017 and 2016:

	Year Ended June 30,
	2017	2016
Research and development expenses
Stock-based compensation	$-	$89,000
Selling, general and administrative expenses
Stock-based compensation	2,502,000	814,000
	$2,502,000	$903,000

Unrecognized expense at June 30, 2017	$775,000

Weighted average remaining years to vest	1.81

Warrants

A summary of all warrants is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding June 30, 2015	444	$1,087.20	2.92
Warrants issued to placement agents for convertible promissory notes	1,115	$156.00
Warrants issued to investors in connection with the registered offering	86,667	$120.00
Warrants issued to placement agents for convertible promissory notes	1,129	$96.00
Warrants issued to placement agents for the registered offering	5,474	$120.00
Warrants issued to convertible note holders who converted May 5, 2016	15,279	$120.00
Outstanding June 30, 2016	110,108	$124.02	4.71

Issuance of settlement warrants to initial investors	4,402	$80.00
Warrants issued to investors in connection with the registered offering	301,014	$37.20
Warrants issued to placement agents for the registered offering	20,077	$15.00
Warrants exercised	(149,552)	$15.00

Outstanding June 30, 2017	286,049	$50.29	4.23

In connection with our private placement of approximately $5.2 million of convertible notes in July and August 2015, the Company was obligated to issue to the placement agents’ warrants for an amount of shares equal to 8% of the number of shares of our common stock issued upon conversion of the notes and any accrued interest. The placement agents warrants have a term of five years from the date of issuance of the related notes in July and August 2015, an exercise price equal to 100% of the price per share at which equity securities were sold in our next equity financing, and provide for cashless exercise.

In connection with the conversions of the notes in February 2016 and May 2016, which were triggered by an equity financing in January 2016 and our public offering of common stock and warrants in May 2016, respectively, we issued warrants to the placement agents to purchase an aggregate of 1,115 shares of our common stock at an exercise price of $156.00 per share, and an aggregate of 1,129 shares of our common stock at an exercise price of $96.00 per share. These warrants have a fair value of $87,000 and $50,000, respectively.

Also in connection with the conversion of the notes in May 2016, the noteholders that converted also received 15,279 warrants (see Note 9). These warrants have a term of five years with an exercise price of $120.00 per share. These warrants are accounted for under equity treatment and have a fair value of $480,000.

In connection with our May 2016 public offering, we issued warrants to purchase an aggregate of 5,474 shares of common stock at an exercise price of $120.00 and a term of five years to the underwriters of the public offering. These warrants are accounted for under liability accounting and are fair valued at each reporting period (see Note 6).

Also in connection with our May 2016 public offering, we issued to investors warrants to purchase an aggregate of 86,667 shares of common stock, which includes the over-allotment warrants, at an exercise price of $120.00 with a term of five years. These warrants are accounted for under equity treatment (see Note 10).

Included in the warrant balance at June 30, 2016 are warrants to purchase of 5,474 shares of common stock issued to the underwriters of our May registered offering. These warrants were accounted for under liability accounting and were fair valued at each reporting period (see Note 7). On February 28, 2017, these warrants had a fair value of $63,000. Upon the amendment to these warrant agreements, in connection with the closing of our warrant tender offer, this value was reclassified from liability accounting to equity after we removed any provision in the amendment that could cause this to be paid in cash.

Included in the warrant balance at June 30, 2016 are warrants to purchase of 429 shares of common stock issued to the bankers that assisted us with our Notes (see Note 9). In March 2017, the Company reduced the exercise price of $156.00 to $15.00. This modification resulted in an expense of $1,500 which was recognized during the quarter ended March 31, 2017 in sales, general and administrative.

During fiscal 2017, Aytu issued warrants to purchase 4,402 shares of common stock to initial investors of the Company at an exercise price of $80.00 and a term of five years from July 2016. These warrants generated a non-cash expense of $596,000 for the year ended June 30, 2017, which is included in sales, general and administrative expense. These warrants are accounted for under equity treatment.

In connection with our November 2016 public offering, we issued to the underwriters of the public offering warrants to purchase an aggregate of 20,077 shares of common stock at an exercise price of $37.20 and a term of five years. These warrants are accounted for under equity treatment. In February, we reduced the exercise price of these warrants to $15.00.

Also in connection with our November 2016 public offering, we issued to investors warrants to purchase an aggregate of 301,014 shares of common stock, which includes the over-allotment warrants, at an exercise price of $37.20 with a term of five years. These warrants are accounted for under equity treatment (see Note 10).

In February 2017, the Company consummated its warrant tender offer to exercise, at a temporarily reduced exercise price of $15.00 per share, (i) outstanding warrants to purchase 86,667 shares of common stock with an exercise price of $120.00 per share, which were originally issued to investors in the Company’s May 2016 financing (the “May 2016 Warrants”), and (ii) outstanding warrants to purchase 301,014 shares of common stock with an exercise price of $37.20 per share, which were originally issued to investors in the Company’s October 2016 financing (the “October 2016 Warrants” and together with the May 2016 Warrants, the “Original Warrants”). Original Warrants to purchase an aggregate of 149,552 shares of common stock were tendered and exercised in the warrant tender offer, for aggregate gross proceeds to the Company of approximately $2.2 million. Original warrants that were not exercised remain in effect at the pre-tender offer exercise prices of $120.00 per share and $37.20 per share, respectively. The incremental fair value, which had no book impact, was $178,000.

The Company also reduced the exercise prices of an aggregate of 25,541 warrants to purchase shares of common stock, which were originally issued as underwriters’ compensation in the May 2016 and October 2016 financings, from $120.00 per share and $37.20 per share, respectively, to $15.00 per share. The amended warrants related to the May 2016 financing adjusted the accounting for these warrants from liability classification to equity. The incremental fair value of these warrant modifications, which had no book impact, was $23,000.

All warrants were valued using the Black-Scholes option pricing model. In order to calculate the fair value of the warrants, certain assumptions were made regarding components of the model, including the selling price or fair market value of the underlying common stock, risk-free interest rate, volatility, expected dividend yield, and expected life. Changes to the assumptions could cause significant adjustments to valuation. The Company estimated a volatility factor utilizing a weighted average of comparable published volatilities of peer companies. The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of the grant for treasury securities of similar maturity. During fiscal 2017, Aytu modified 175,522 warrants. We used the value of $15.20 per the valuation of our common stock issued in March 2017.

Significant assumptions in valuing the warrants issued and modified during the year ended June 30, 2017 were as follows:

	Year Ended June 30,
	2017	2016
Expected volatility	156.64% - 169.22%	75%
Risk free interest rate	1.63% - 1.87%	1.07 - 1.76%
Contractual term (years)	3.46 - 4.67	4.2 - 5.0
Dividend yield	0%	0%